Cover Page	Jan. 23, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 23, 2020
Entity Registrant Name	GRAPHIC PACKAGING HOLDING CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33988
Entity Tax Identification Number	26-0405422
Entity Address, Address Line One	1500 Riveredge Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	240-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GPK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001408075
Amendment Flag	false
Graphic Packaging International, LLC
Entity Information [Line Items]
Entity Registrant Name	GRAPHIC PACKAGING INTERNATIONAL, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	033-80475
Entity Tax Identification Number	84-0772929
Entity Central Index Key	0001005011